UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.) :  [ ]  is a restatement
                                    [ ]  adds new holdings to entries.
Institutional Investment Manager Filing This Report:
Name:      Westport Advisers LLC
Address:   253 Riverside Avenue
           Westport, CT  06880

13F File Number:   028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald H. Oliver
Title:     Managing Director
Phone:     203-227-3601
Signature, Place, and Date of Signing:

      Ronald H. Oliver     Westport, Connecticut        August 13, 2007

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:


I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     66


Form 13F Information Table Value Total (x$1,000):    $ 1,085,532


List of Included Managers:

      Andrew J. Knuth      Westport Advisers, LLC
      Edmund H. Nicklin    Westport Advisers LLC

List of Other Included Managers:
         No.    13F File Number           Name

Westport Advisers LLC
FORM 13F
                                    30-Jun-07

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
                                                                                                      Voting Authority
                                                                                                      ----------------
                                     Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                       of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------       --------   ---------    --------  -------    ---  ----  -------  --------  ----    ------  ----
Abbott Laboratories                  COM        002824100      2008      37500     SH        Sole                37500
American Eagle Outfitters, Inc       COM        02553E106       898      35000     SH        Sole                35000
Amphenol Corp.                       COM        032095101      2139      60000     SH        Sole                60000
Anadarko Petroleum Corp.             COM        032511107      2599      50000     SH        Sole                50000
Applebee's International, Inc.       COM        037899101     20974     870300     SH        Sole               870300
Arbitron, Inc.                       COM        03875Q108     34925     677753     SH        Sole               677753
Arthur J. Gallagher & Company        COM        363576109     14040     503600     SH        Sole               503600
Baldor Electric Company              COM        057741100     15277     310000     SH        Sole               310000
BankUnited Financial Corp. - C       COM        06652B103     21850    1088700     SH        Sole              1088700
Big Lots, Inc.                       COM        089302103     38630    1313056     SH        Sole              1313056
Brown & Brown, Inc.                  COM        115236101     19237     765200     SH        Sole               765200
CA, Inc.                             COM        12673P105      1627      63000     SH        Sole                63000
CACI International, Inc.             COM        127190304     10302     210900     SH        Sole               210900
CVS/Caremark Corp.                   COM        126650100     37975    1041850     SH        Sole              1041850
Charles River Laboratories Int       COM        159864107     36201     701300     SH        Sole               701300
Checkpoint Systems, Inc.             COM        162825103     17337     686600     SH        Sole               686600
ChoicePoint, Inc.                    COM        170388102       611      14400     SH        Sole                14400
Cox Radio, Inc. - Class A            COM        224051102      6171     433334     SH        Sole               433334
Cullen/Frost Bankers, Inc.           COM        229899109      1390      26000     SH        Sole                26000
Darden Restaurants, Inc.             COM        237194105     32297     734200     SH        Sole               734200
DeVry, Inc.                          COM        251893103     43375    1275000     SH        Sole              1275000
Del Monte Foods Company              COM        24522P103     20976    1725000     SH        Sole              1725000
Diebold, Inc.                        COM        253651103      1044      20000     SH        Sole                20000
Downey Financial Corp.               COM        261018105      7918     120000     SH        Sole               120000
EGL, Inc.                            COM        268484102     14549     313011     SH        Sole               313011
EMS Technologies, Inc.               COM        26873N108      5604     254013     SH        Sole               254013
EOG Resources, Inc.                  COM        26875P101      3032      41500     SH        Sole                41500
Emmis Communications Corp.           COM        291525103      1420     154153     SH        Sole               154153
FEI Company                          COM        30241L109       390      12000     SH        Sole                12000
Fairchild Semiconductor Corp.        COM        303726103      6762     350000     SH        Sole               350000
FedEx Corp.                          COM        31428X106      1443      13000     SH        Sole                13000
Florida East Coast Industries,       COM        340632108     22960     276691     SH        Sole               276691
Forest Oil Corp.                     COM        346091705     23695     560691     SH        Sole               560691
General Communication, Inc. -        COM        369385109      9472     739450     SH        Sole               739450
Helmerich & Payne, Inc.              COM        423452101      4719     133237     SH        Sole               133237
Hilb, Rogal & Hobbs Company          COM        431294107     39663     925400     SH        Sole               925400
IMS Health, Inc.                     COM        449934108     17337     539598     SH        Sole               539598
ITT Educational Services, Inc.       COM        45068B109     84514     720000     SH        Sole               720000
Integral Systems Inc.                COM        45810H107       478      19649     SH        Sole                19649
International Rectifier Corp.        COM        460254105      1490      40000     SH        Sole                40000
Interpublic Group of Companies       COM        460690100      1140     100000     SH        Sole               100000
KBR, Inc.                            COM        48242W106      7365     280776     SH        Sole               280776
Kinetic Concepts, Inc.               COM        49460W208      7016     135000     SH        Sole               135000
Laboratory Corporation of Amer       COM        50540R409      2817      36000     SH        Sole                36000
Orient Express Hotels Ltd. - C       COM        G67743107     30924     579100     SH        Sole               579100
Pall Corp.                           COM        696429307      2299      50000     SH        Sole                50000
Parametric Technology Corp.          COM        699173209      1037      48000     SH        Sole                48000
Perot Systems Corp. - Class A        COM        714265105     15762     925000     SH        Sole               925000
Pogo Producing Company               COM        730448107     31175     613800     SH        Sole               613800
Praxair, Inc.                        COM        74005P104      3240      45000     SH        Sole                45000
Precision Castparts Corp.            COM        740189105     87209     718600     SH        Sole               718600
QLogic Corp.                         COM        747277101     11292     678209     SH        Sole               678209
Rogers Corp.                         COM        775133101      6098     164800     SH        Sole               164800
Ruby Tuesday, Inc.                   COM        781182100     23439     890200     SH        Sole               890200
Saks, Inc.                           COM        79377w108     19484     912600     SH        Sole               912600
St. Joe Company (The)                COM        790148100     10482     226193     SH        Sole               226193
Sterling Financial Corp.             COM        859319105      7958     275000     SH        Sole               275000
Stone Energy Corp.                   COM        861642106     10244     299000     SH        Sole               299000
SunTrust Banks, Inc.                 COM        867914103      1629      19000     SH        Sole                19000
Synopsys, Inc.                       COM        871607107     30762    1163892     SH        Sole              1163892
Texas Instruments, Inc.              COM        882508104       755      20064     SH        Sole                20064
The South Financial Group, Inc       COM        837841105     10605     468400     SH        Sole               468400
Thermo Fisher Scientific Inc.        COM        883556102     31084     601000     SH        Sole               601000
TriZetto Group, Inc.                 COM        896882107     19648    1014863     SH        Sole              1014863
Triad Hospitals, Inc.                COM        89579K109     24149     449200     SH        Sole               449200
Universal Health Services, Inc       COM        913903100     60590     985200     SH        Sole               985200
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